February 23, 2018

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE: VANGUARD STAR FUNDS (THE “TRUST”) FILE NO. 2-88373 -------------------------------------------------------------------------------

Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 this letter serves as certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Trust do not differ from that filed in the most recent post-effective amendment, which was filed electronically.

Sincerely,

Anthony V. Coletta Jr.
Associate Counsel
The Vanguard Group, Inc.

cc: Lisa N. Larkin
U. S. Securities and Exchange Commission